UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23198

Nuveen Preferred and Income 2022 Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPT	Nuveen Preferred and Income 2022 Term Fund Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 124.0% (98.6% of Total Investments)

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 93.0% (74.0% of Total Investments)

	Automobiles – 2.5%

$4,385	General Motors Financial Company Inc.	5.750%	N/A (3)	BB+	$3,948,605

	Banks – 17.4%

2,000	Barclays Bank PLC, 144A	10.180%	6/12/21	A–	2,274,440
1,000	BNP Paribas SA, 144A	7.195%	N/A (3)	BBB	1,041,840
1,500	Citizens Financial Group Inc.	5.500%	N/A (3)	BB+	1,511,250
360	CoBank ACB	6.250%	N/A (3)	BBB+	376,200
4,845	Lloyds Bank PLC, 144A	12.000%	N/A (3)	Baa3	5,816,112
680	M&T Bank Corporation	6.450%	N/A (3)	Baa2	717,400
1,500	M&T Bank Corporation	5.125%	N/A (3)	Baa2	1,471,875
480	PNC Financial Services Group Inc.	6.750%	N/A (3)	Baa2	506,400
1,500	PNC Financial Services Group Inc.	5.000%	N/A (3)	Baa2	1,450,500
1,835	Royal Bank of Scotland Group PLC	7.648%	N/A (3)	Ba1	2,289,162
1,100	SunTrust Banks Inc.	5.050%	N/A (3)	Baa3	1,063,260
2,170	Wachovia Capital Trust III	5.570%	N/A (3)	Baa2	2,642,250
2,150	Wells Fargo & Company, (3-month LIBOR reference rate + 3.770% spread), (4)	6.111%	N/A (3)	Baa2	2,166,125
1,525	Wells Fargo & Company	5.900%	N/A (3)	Baa2	1,528,767
2,715	Wells Fargo & Company	5.875%	N/A (3)	Baa2	2,796,450
	Total Banks				27,652,031

	Capital Markets – 8.5%

1,109	Bank of New York Mellon Corporation	4.950%	N/A (3)	Baa1	1,115,931
2,000	Commerzbank AG, 144A	8.125%	9/19/23	BBB	2,252,691
750	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	930,000
4,040	Goldman Sachs Group Inc.	5.375%	N/A (3)	Ba1	4,085,450
3,920	Goldman Sachs Group Inc.	5.300%	N/A (3)	Ba1	3,822,000
440	Morgan Stanley	5.550%	N/A (3)	BB+	444,400
800	State Street Corporation	5.250%	N/A (3)	Baa1	809,000
	Total Capital Markets				13,459,472

	Commercial Services & Supplies – 1.9%

3,000	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	3,075,000

	Consumer Finance – 2.4%

1,000	American Express Company	5.200%	N/A (3)	Baa2	1,000,000
600	American Express Company	4.900%	N/A (3)	Baa2	597,750
1,285	Capital One Financial Corporation	5.550%	N/A (3)	Baa3	1,297,850
1,075	Discover Financial Services	5.500%	N/A (3)	Ba2	1,015,875
	Total Consumer Finance				3,911,475

	Diversified Financial Services – 18.8%

4,200	Bank of America Corp	6.500%	N/A (3)	BBB–	4,453,890
2,760	Bank of America Corp	6.300%	N/A (3)	BBB–	2,908,350
740	Bank of America Corp	6.100%	N/A (3)	BBB–	759,425
2,480	Citigroup Inc.	6.125%	N/A (3)	BB+	2,535,800
3,355	Citigroup Inc.	5.875%	N/A (3)	BB+	3,401,131
2,000	Compeer Financial ACA, 144A	6.750%	N/A (3)	BB+	2,130,000
2,200	Cooperative Rabobank UA, 144A	11.000%	N/A (3)	BBB	2,301,200
3,965	JPMorgan Chase & Company	6.750%	N/A (3)	Baa2	4,228,673
294	JPMorgan Chase & Company, (3-Month LIBOR reference rate + 3.470% spread), (4)	5.990%	N/A (3)	BBB	295,102
3,760	JPMorgan Chase & Company	5.300%	N/A (3)	Baa2	3,816,400
2,000	Voya Financial Inc.	6.125%	N/A (3)	BB+	1,987,500
1,005	JPMorgan Chase & Company	5.650%	5/15/53	Baa3	989,925
	Total Diversified Financial Services				29,807,396

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities – 4.0%

$1,270	Electricite de France SA, 144A	5.250%	N/A (3)	BBB	$1,222,883
5,000	Emera Inc.	6.750%	6/15/76	BBB–	5,212,500
	Total Electric Utilities				6,435,383

	Food Products – 5.7%

2,500	Dairy Farmers of America Inc., 144A	7.125%	N/A (3)	BB+	2,612,500
1,550	Land O’ Lakes Inc., 144A	8.000%	N/A (3)	BB	1,685,625
3,080	Land O’ Lakes Inc., 144A	7.250%	N/A (3)	BB	3,195,500
1,525	Land O’ Lakes Inc., 144A	7.000%	N/A (3)	BB	1,523,094
	Total Food Products				9,016,719

	Industrial Conglomerates – 4.4%

7,667	General Electric Company	5.000%	N/A (3)	BBB–	7,072,808

	Insurance – 19.2%

1,030	Aegon NV	5.500%	4/11/48	Baa1	979,144
1,530	American International Group Inc.	5.750%	4/01/48	Baa2	1,444,901
4,290	Assurant Inc.	7.000%	3/27/48	BB+	4,290,000
7,270	Assured Guaranty Municipal Holdings Inc., 144A	6.400%	12/15/66	BBB+	7,051,900
3,205	AXA SA	8.600%	12/15/30	A3	4,070,350
1,000	La Mondiale SAM, Reg S	7.625%	N/A (3)	BBB	1,017,476
1,000	MetLife Inc., 144A	9.250%	4/08/38	BBB	1,325,000
2,675	MetLife Inc.	5.875%	N/A (3)	BBB	2,668,313
325	MetLife Inc.	5.250%	N/A (3)	BBB	327,031
1,000	Prudential Financial Inc.	5.875%	9/15/42	BBB+	1,040,500
5,000	QBE Insurance Group Ltd, 144A	7.500%	11/24/43	Baa1	5,418,750
818	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	838,450
	Total Insurance				30,471,815

	Metals & Mining – 2.2%

1,250	BHP Billiton Finance USA Ltd, 144A	6.750%	10/19/75	BBB+	1,353,125
2,000	BHP Billiton Finance USA Ltd, 144A	6.250%	10/19/75	BBB+	2,082,500
	Total Metals & Mining				3,435,625

	Multi-Utilities – 1.5%

1,440	CenterPoint Energy Inc.	6.125%	N/A (3)	BBB	1,452,600
929	NiSource Inc., 144A	5.650%	N/A (3)	BBB–	910,606
	Total Multi-Utilities				2,363,206

	Oil, Gas & Consumable Fuels – 0.5%

865	Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	774,697

	U.S. Agency – 4.0%

5,000	Farm Credit Bank of Texas	10.000%	N/A (3)	Baa1	5,700,000
615	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB	615,000
	Total U.S. Agency				6,315,000
	Total $1,000 Par (or similar) Institutional Preferred (cost $152,531,273)				147,739,232

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 31.0% (24.6% of Total Investments)

	Banks – 6.9%

10,722	Citigroup Inc.	7.125%		BB+	$292,282
15,150	CoBank ACB, (5)	6.250%		BBB+	1,560,450
27,140	CoBank ACB, (5)	6.200%		BBB+	2,863,270
50,000	Fifth Third Bancorp	6.625%		Baa3	1,368,500
75,000	Huntington Bancshares Inc.	6.250%		Baa3	1,924,500
10,200	KeyCorp	6.125%		Baa3	268,260
800	PNC Financial Services Group Inc.	6.125%		Baa2	21,080
100,000	Regions Financial Corp	6.375%		BB+	2,664,000
	Total Banks				10,962,342

Shares	Description (1)	Coupon		Ratings (2)	Value

	Capital Markets – 6.0%

43,200	Morgan Stanley	7.125%		BB+	$1,178,064
181,800	Morgan Stanley	6.875%		BB+	4,874,058
23,100	Morgan Stanley	6.375%		BB+	604,758
69,700	Morgan Stanley	5.850%		BB+	1,756,440
42,821	State Street Corp	5.350%		Baa1	1,085,084
	Total Capital Market				9,498,404

	Diversified Financial Services – 2.2%

32,166	AgriBank FCB, (5)	6.875%		BBB+	3,449,804

	Food Products – 3.8%

46,859	CHS Inc.	7.875%		N/R	1,263,319
81,867	CHS Inc.	7.500%		N/R	2,171,931
68,707	CHS Inc.	7.100%		N/R	1,768,518
31,132	CHS Inc.	6.750%		N/R	784,526
	Total Food Products				5,988,294

	Insurance – 6.8%

73,215	Aspen Insurance Holdings Ltd	5.950%		BBB–	1,833,304
74,900	Aspen Insurance Holdings Ltd	5.625%		BBB–	1,710,716
109,736	Delphi Financial Group Inc., (5)	2.762%		BB+	2,469,060
31,900	Enstar Group Ltd	7.000%		BB+	819,511
19,895	Hartford Financial Services Group Inc.	7.875%		Baa2	546,914
60,000	Maiden Holdings North America Ltd	7.750%		N/R	1,218,600
53,716	Reinsurance Group of America Inc.	6.200%		BBB+	1,412,731
35,002	Reinsurance Group of America Inc.	5.750%		BBB+	879,950
	Total Insurance				10,890,786

	Mortgage Real Estate Investment Trusts – 0.3%

20,787	Wells Fargo Real Estate Investment Corp	6.375%		BBB	529,445

	Oil, Gas & Consumable Fuels – 2.0%

80,000	NuStar Energy LP	8.500%		B1	1,846,400
50,000	NuStar Energy LP	7.625%		B1	1,048,000
9,796	NuStar Logistics LP	9.170%		B+	246,663
	Total Oil, Gas & Consumable fuels				3,141,063

	Thrifts & Mortgage Finance – 2.0%

6,255	Federal Agricultural Mortgage Corporation	6.875%		N/R	161,942
15,135	Federal Agricultural Mortgage Corporation	6.000%		N/R	382,764
103,800	New York Community Bancorp Inc.	6.375%		Ba1	2,632,368
	Total Thrifts & Mortgage Finance				3,177,074

	U.S. Agency – 1.0%

15,000	Farm Credit Bank of Texas, 144A, (5)	6.750%		Baa1	1,590,000
	Total $25 Par (or similar) Retail Preferred (cost $51,551,270)				49,227,212
	Total Long-Term Investments (cost $204,082,543)				196,966,444

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.7% (1.4% of Total Investments)

	REPURCHASE AGREEMENTS – 1.7% (1.4% of Total Investments)

$2,766	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/18, repurchase price $2,765,695, collateralized by $3,155,000 U.S. Treasury Notes, 2.875%, due 10/31/20, value $2,825,372	1.050%	11/01/18		$2,765,614
	Total Short-Term Investments (cost $2,765,614)				2,765,614
	Total Investments (cost $206,848,157) – 125.7%				199,732,058
	Borrowings – (26.8)% (6), (7)				(42,500,000)
	Other Assets Less Liabilities – 1.1% (8)				1,625,936
	Net Assets Applicable to Common Shares – 100%				$158,857,994

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(46)	12/18	$(5,205,440)	$(5,169,609)	$35,831	$10,063
U.S. Treasury 10-Year Note	Short	(70)	12/18	(8,251,557)	(8,290,625)	(39,068)	24,062
Total				$(13,456,997)	$(13,460,234)	$(3,237)	$34,125

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (Including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (Including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$—	$147,739,232	$—	$147,739,232
$25 Par (or similar) Retail Preferred	37,294,628	11,932,584	—	49,227,212

Short-Term Investments:
Repurchase Agreements	—	2,765,614	—	2,765,614

Investments in Derivatives:
Futures Contacts*	(3,237)	—	—	(3,237)
Total	$37,291,391	$162,437,430	$—	$199,728,821
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$206,705,309
Gross unrealized:
Appreciation	$1,207,084
Depreciation	(8,180,335)
Net unrealized appreciation (depreciation) of investments	$(6,973,251)

Tax cost of futures contracts	$(3,237)
Net unrealized appreciation (depreciation) of futures contracts	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Borrowings as a percentage of Total Investments are 21.3%.

(7)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(8)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

LIBOR	London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred and Income 2022 Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2018